SCHEDULE OF CONCENTRATIONS OF RISK (Details) - Revenue from Contract with Customer Benchmark [Member] - Supplier Concentration Risk [Member] - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	May 01, 2025	May 31, 2025	May 31, 2024	May 31, 2023
Vendor A [Member]
Concentration Risk [Line Items]
Concentration of credit risk		6.10%	6.00%	2.30%
Accounts payable		$ 6	$ 18	$ 9
Vendor B [Member]
Concentration Risk [Line Items]
Concentration of credit risk		2.60%	6.40%	4.30%
Accounts payable
Vendor C [Member]
Concentration Risk [Line Items]
Concentration of credit risk	8.50%	2.80%	3.20%	8.50%
Accounts payable		$ 10	$ 10	$ 61